Note 4 - Investment and Equity Securities - Amortized Cost and Fair Values of Securities Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amortized cost	$ 165,817	$ 108,937
Gross unrealized gains	4,922	5,435
Gross unrealized losses	(540)	(12)
Investment securities available for sale, at fair value	170,199	114,360
Subordinated Debt Securities [Member]
Amortized cost	32,300	21,050
Gross unrealized gains	356	254
Gross unrealized losses	(119)	(7)
Investment securities available for sale, at fair value	32,537	21,297
Taxable Municipal Bonds [Member]
Amortized cost	500	500
Gross unrealized gains	2	2
Gross unrealized losses	0	0
Investment securities available for sale, at fair value	502	502
Nontaxable Municipal Bonds [Member]
Amortized cost	122,877	73,157
Gross unrealized gains	4,307	4,643
Gross unrealized losses	(341)	0
Investment securities available for sale, at fair value	126,843	77,800
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	10,140	14,230
Gross unrealized gains	257	536
Gross unrealized losses	(80)	(5)
Investment securities available for sale, at fair value	$ 10,317	$ 14,761